Restricted share units (Details) $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
	Aug. 05, 2022 EquityInstruments	Dec. 31, 2022 CAD ($) EquityInstruments $ / shares shares	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 CAD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Oct. 28, 2022 EquityInstruments	Jul. 20, 2022 EquityInstruments	Apr. 05, 2022 EquityInstruments	Sep. 08, 2021 EquityInstruments	Sep. 03, 2021 EquityInstruments	Mar. 04, 2021 EquityInstruments
Exploration and evaluation assets
Balance, beginning		7,422,667	7,422,667	687,334	687,334
Granted		3,429,832	3,429,832	7,120,333	7,120,333
Exercised		(4,759,833)	(4,759,833)	(385,000)	(385,000)
Balance, ending		6,092,666	6,092,666	7,422,667	7,422,667
Number of instruments other equity instruments granted to each CEO									5,000,000
Weighed average share price | $ / shares		$ 32.18
Total stock-based compensation | $		$ 121,040		$ 28,041
Stock-based compensation expense | $			$ 1,472		$ 0
Exploration and evaluation assets
Exploration and evaluation assets
Stock-based compensation expense | $		8,528		1,653
Property, plant and equipment
Exploration and evaluation assets
Stock-based compensation expense | $		$ 2,404		0
Director
Exploration and evaluation assets
Granted		500,000	500,000
Restricted share units
Exploration and evaluation assets
Granted		1,000,000	1,000,000
Weighted average remaining exercisable life (years)		10 years	10 years
Stock-based compensation expense | $		$ 110,108		$ 26,389
Additional shares granted		1,000,000	1,000,000
Number of shares subject to Board of Directors and Compensation Committee approval | shares		1,047,500	1,047,500
Restricted share units | IFRS Share-based Payment Arrangement, Tranche One [Member]
Exploration and evaluation assets
Granted		1,000,000	1,000,000
Restricted share units | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Exploration and evaluation assets
Granted		1,000,000	1,000,000
Restricted share units | Key employees, directors and designated service providers
Exploration and evaluation assets
Number of instruments other equity instruments granted to each CEO						1,332,332		50,000			1,381,333
Restricted share units | Director
Exploration and evaluation assets
Granted		2,382,332	2,382,332
Number of instruments other equity instruments granted to each CEO										739,000
Restricted share units | CEO
Exploration and evaluation assets
Granted		500,000	500,000
Number of instruments other equity instruments granted to each CEO		2,500,000	2,500,000
Restricted share units | COO
Exploration and evaluation assets
Number of instruments other equity instruments granted to each CEO							1,000,000
Restricted share units | Individual
Exploration and evaluation assets
Granted	250,000
Exercised	(120,000)
Restricted share units | Individual | IFRS Share-based Payment Arrangement, Tranche One [Member]
Exploration and evaluation assets
Exercised	(65,000)
Restricted share units | Individual | IFRS Share-based Payment Arrangement, Tranche Two [Member]
Exploration and evaluation assets
Exercised	(65,000)